Reserves (Details Textual)								1 Months Ended										12 Months Ended
	Feb. 05, 2019 shares	Dec. 11, 2018 shares	Nov. 03, 2018 shares	Nov. 02, 2018 shares $ / shares	Oct. 01, 2018 shares	Aug. 04, 2018 shares	Jul. 13, 2018 shares $ / shares	Apr. 09, 2019 shares $ / shares	Oct. 24, 2018 shares	Aug. 28, 2018 shares $ / shares	Jun. 25, 2018 shares	Apr. 06, 2018 shares	Jan. 18, 2018 shares $ / shares	Dec. 13, 2017 shares	Oct. 10, 2017 shares	Jun. 07, 2017 shares $ / shares	Mar. 20, 2017 shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Options for fully paid ordinary shares/warrants [Member]
Disclosure of reserves within equity [line items]
Number of share options expired	100,000	1,200,000	200,000		360,000	306,490			200,000		1,649,573	1,200,000		850,000			1,119,519
Options for fully paid ordinary shares/warrants [Member] | Employees, consultants and officers [Member]
Disclosure of reserves within equity [line items]
Number of share options granted																8,550,000
Fair value of outstanding share options | $ / shares																$ 0.03
Expiry Date																June 6, 2022
Options for fully paid ordinary shares/warrants [Member] | Employee [Member]
Disclosure of reserves within equity [line items]
Expiry Date							January 31, 2023
Number of share options forfeited															2,360,000
Number of share options issued							700,000
Options for fully paid ordinary shares/warrants [Member] | Directors and Employees [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares							$ 0.083						$ 0.11
Fair value of outstanding share options | $ / shares							$ 0.038						$ 0.047
Expiry Date													December 14, 2022
Number of share options issued													12,100,000
Options for fully paid ordinary shares/warrants [Member] | Consultant [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares										$ 0.11
Fair value of outstanding share options | $ / shares										$ 0.019
Expiry Date										December 14, 2022
Number of share options issued										500,000
Options for fully paid ordinary shares/warrants [Member] | Director [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options | $ / shares				$ 0.11
Fair value of outstanding share options | $ / shares				$ 0.016
Expiry Date				December 14, 2022
Number of share options issued				1,250,000
Options for fully paid ordinary shares/warrants [Member] | Life Biosciences LLC [Member]
Disclosure of reserves within equity [line items]
Expiry Date								December 19, 2019
Number of warrants issued								586,672,964
Exercise price of warrants | $ / shares								$ 0.045
Reserve Of Share Based Payments For Options [Member]
Disclosure of reserves within equity [line items]
Number of stock options outstanding																		25,300,000	25,216,490
Number of share options forfeited																			(2,360,000)
Number of share options expired																		(2,366,490)	(11,349,573)	(1,119,519)
Reserve Of Share Based Payments For Warrants [Member]
Disclosure of reserves within equity [line items]
Number of stock options outstanding																		586,672,964